Income Tax (Details Narrative)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Details Narrative
Tax rate of Hong Kong subsidiaries	16.50%	16.50%	16.50%
Tax rate of USA	34.00%	34.00%	34.00%
Tax subject to profit Hong Kong	16.50%	16.50%
Tax rate reduction PRC	25.00%	25.00%	25.00%